Fair value of financial instruments - Disclosure of detailed information about changes in fair value of level 3 investments (Details) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 25,063	$ 1,700
Acquisitions	12,754	4,782
Amendment of a note receivable	0	16,541
Warrants exercised	(1,122)	(347)
Balance - December 31	34,934	25,063
Warrants Exercised [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	300	102
Warrants Expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(15)	(48)
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ (2,046)	$ 2,333